                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05921
                                  ---------------------------------------------

                       THE TURKISH INVESTMENT FUND, INC.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-888 378-1630
                                                   ----------------------------

Date of fiscal year end:  4/30/05
                        --------------------------
Date of reporting period:  10/31/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                          2004 ANNUAL REPORT

THE TURKISH INVESTMENT FUND, INC.
                                                          OCTOBER 31, 2004

DIRECTORS                  JOSEPH J. McALINDEN
CHARLES A. FIUMEFREDDO     VICE PRESIDENT
MICHAEL BOZIC
EDWIN J. GARN              BARRY FINK
WAYNE E. HEDIEN            VICE PRESIDENT
JAMES F. HIGGINS
DR. MANUEL H. JOHNSON      AMY R. DOBERMAN
JOSEPH J. KEARNS           VICE PRESIDENT
MICHAEL NUGENT
FERGUS REID                STEFANIE V. CHANG
                           VICE PRESIDENT
OFFICERS
CHARLES A. FIUMEFREDDO     JAMES W. GARRETT
CHAIRMAN OF THE BOARD      TREASURER AND CHIEF
                           FINANCIAL OFFICER
MITCHELL M. MERIN
PRESIDENT                  CARSTEN OTTO        [MORGAN STANLEY LOGO]
                           CHIEF COMPLIANCE
                           OFFICER
RONALD E. ROBISON                              THE TURKISH INVESTMENT FUND, INC.
EXECUTIVE VICE PRESIDENT   MICHAEL J. LEARY
AND PRINCIPAL EXECUTIVE    ASSISTANT TREASURER
OFFICER
                           MARY E. MULLIN
                           SECRETARY

INVESTMENT ADVISERS
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED
25 CABOT SQUARE
CANARY WHARF
LONDON EI4 4QA
ENGLAND

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES COMPANY
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NY 10019

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION, INCLUDING
THE FUND'S NET ASSET VALUE PER SHARE AND
INFORMATION REGARDING THE INVESTMENTS
COMPRISING THE FUND'S PORTFOLIO, PLEASE
CALL 1-800-221-6726 OR VISIT OUR WEBSITE AT
www.morganstanley.com/im.                      MORGAN STANLEY
                                               INVESTMENT MANAGEMENT INC.
(C) 2004 MORGAN STANLEY                        INVESTMENT ADVISER

                                             THE TURKISH INVESTMENT FUND, INC.

LETTER TO STOCKHOLDERS                       Overview


PERFORMANCE

For the year ended October 31, 2004, The Turkish Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 57.99% compared to 41.18% for the U.S. dollar adjusted Morgan Stanley Capital International (MSCI) Turkey Index (the "Index"). On October 31, 2004, the closing price of the Fund's shares on the New York Stock Exchange was $11.68, representing a 3.7% on premium to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

    - Outperformance relative to the Index was largely attributable to our overweight in the telecommunications sector as well as to our underweight in financials and consumer staples.

    - Turkey's equity market appreciated during the twelve months ending October 31, 2004, though not without volatility.

    - Externally, fears of future U.S. interest rate hikes and slowing growth in China dampened global equity markets, including Turkey's. Internally, domestic sentiment weakened in April, given the disappointment over the failed Cyprus reunification plan.

    - Contributing to Turkey's stock market rally was a continued decline in interest rates, which helped to alleviate the domestic debt burden and fueled a resumption in credit growth, investment and consumption.

    -  The Turkish government has undertaken significant European Union
       (EU)-related reforms in a bid to begin accession talks with the EU. We remain optimistic that the country can begin the long-term process of convergence which would significantly benefit Turkey's cost of capital. Turkey's negotiations moved a step closer in October after the European Commission recommended that accession talks be held with the country.

    - The Turkish economy grew by more than 13% in the second quarter of 2004. We believe that by the end of the year, economic growth for 2004 will exceed virtually all forecasts.

MANAGEMENT STRATEGIES

    - The Fund continues to integrate top-down sector allocation and bottom-up stock selection with a growth bias utilizing a rigorous and fundamental research approach that considers dynamics, valuations and sentiment.

    - Despite strong performance of the Turkish equity market, earnings growth continues to outpace the rise in asset prices. We continue to focus on various sectors that will benefit from improving domestic demand, including financials, consumer discretionary and industrials.


Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President--
Principal Executive Officer                                        November 2004

                                             THE TURKISH INVESTMENT FUND, INC.

PORTFOLIO OF INVESTMENTS                     October 31, 2004

                                                                                       VALUE
                                                                     SHARES            (000)
--------------------------------------------------------------------------------------------
TURKISH COMMON STOCKS (100.6%)
(UNLESS OTHERWISE NOTED)

AIRLINES (3.4%)
  Turk Hava Yollari Anonim Ortakligi                         (a)318,559,000     $      2,143
============================================================================================
AUTO COMPONENTS (5.5%)
  Uzel Makina Sanayii AS                                   (a)2,355,022,500            3,489
============================================================================================
BUILDING PRODUCTS (6.3%)
  Trakya Cam Sanayii AS                                       1,590,134,692            3,977
============================================================================================
COMMERCIAL BANKS (15.7%)
  Akbank TAS                                                    584,566,500            2,642
  Turkiye Garanti Bankasi AS                                 (a)771,739,701            2,066
  Yapi ve Kredi Bankasi AS                                 (a)2,311,766,000            5,216
--------------------------------------------------------------------------------------------
                                                                                       9,924
============================================================================================
CONSTRUCTION MATERIALS (12.2%)
  Adana Cimento Sanayii Turk Anonim Sirketi                  (a)794,234,185            3,562
  Akcansa Cimento AS                                          1,314,402,500            3,895
  Baticim Bati Anadolu Cimento Sanayii AS                       161,717,000              288
--------------------------------------------------------------------------------------------
                                                                                       7,745
============================================================================================
CONTAINERS & PACKAGING (4.2%)
  Anadolu Cam Sanayii AS                                        943,088,388            2,679
============================================================================================
FOOD PRODUCTS (0.9%)
  Tat Konserve Sanayii AS                                    (a)328,852,000              574
============================================================================================
HEALTH CARE PROVIDERS & SERVICES (5.9%)
  Acibadem Saglik Hizmetleri ve Ticaret AS                 (a)1,199,578,500            3,701
============================================================================================
HOUSEHOLD DURABLES (4.5%)
  Arcelik AS                                                 (a)472,313,200            2,873
============================================================================================
INDUSTRIAL CONGLOMERATES (4.5%)
  Enka Insaat ve Sanayi AS                                      112,861,112            2,838
============================================================================================
INSURANCE (1.3%)
  Aksigorta AS                                                  250,241,700              803
============================================================================================
MEDIA (15.2%)
  AFM Uluslararasi Film Produksiyon
    Ticaret ve Sanayi AS                                     (a)261,000,000            2,093
  Dogan Burda Rizzoli Dergi Yayincilik
    ve Pazarlama AS                                             474,461,580            1,515
  Galatasaray Sportif Sinai ve Ticari
    Yatirimlar AS                                             (a)33,183,000            2,097
  Hurriyet Gazetecilik ve Matbaacilik AS                      1,971,653,885            3,913
--------------------------------------------------------------------------------------------
                                                                                       9,618
============================================================================================
MULTILINE RETAIL (4.2%)
  Carsi Buyuk Magazacilik AS                               (a)2,132,338,500            2,666
============================================================================================
WIRELESS TELECOMMUNICATION SERVICES (16.8%)
  Turkcell Iletisim Hizmetleri AS                             1,256,787,250     $      7,729
  Turkcell Iletisim Hizmetleri AS ADR                               191,408            2,929
--------------------------------------------------------------------------------------------
                                                                                      10,658
============================================================================================
TOTAL TURKISH COMMON STOCKS
  (Cost $47,031)                                                                      63,688
============================================================================================

                                                                       FACE
                                                                     AMOUNT
                                                                      (000)
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (0.4%)

REPURCHASE AGREEMENT (0.4%)
  J.P. Morgan Securities, Inc., 1.82%,
    dated 10/29/04, due 11/01/04,
    repurchase price $225
    (Cost $225)                                          $           (b)225              225
============================================================================================
TOTAL INVESTMENTS (101.0%)
  (Cost $47,256)                                                                      63,913
LIABILITIES LESS OTHER ASSETS (-1.0%)                                                   (612)
============================================================================================
NET ASSETS (100%)                                                               $     63,301
============================================================================================

(a)  Non-income producing.
(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR  American Depositary Receipt

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Fund's holdings by industry, as a percentage of total investments.

[CHART]

Short-Term Investment                      0.4%
Wireless Telecommunication Services       16.7%
Commercial Banks                          15.5%
Media                                     15.0%
Construction Materials                    12.1%
Building Products                          6.2%
Healthcare Providers & Services            5.8%
Auto Components                            5.5%
Household Durables                         4.5%
Industrial Conglomerates                   4.4%
Containers & Packaging                     4.2%
Other*                                     9.7%

* Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             THE TURKISH INVESTMENT FUND, INC.

                                             Financial Statements

                                                                                              OCTOBER 31, 2004
STATEMENT OF ASSETS AND LIABILITIES                                                                      (000)
--------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost:                                                                            $    47,256
--------------------------------------------------------------------------------------------------------------
  Investments, at value:                                                                                63,913
  Receivable for Investments Sold                                                                          272
  Other                                                                                                      5
--------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                                       64,190
==============================================================================================================
LIABILITIES:
 Payable For:
  Investments Purchased                                                                                   (669)
  Investment Advisory Fees                                                                                 (47)
  Directors' Fees and Expenses                                                                             (28)
  Custodian Fees                                                                                           (25)
  Administrative Fees                                                                                       (6)
 Other Liabilities                                                                                        (114)
--------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                                    (889)
==============================================================================================================
NET ASSETS
  Applicable to 5,619,406, issued and outstanding $0.01
  par value shares (30,000,000 shares authorized)                                                  $    63,301
==============================================================================================================
NET ASSET VALUE PER SHARE                                                                          $     11.26
==============================================================================================================
NET ASSETS CONSISTED OF:
  Common Stock                                                                                     $        56
  Paid-in Capital                                                                                       65,384
  Undistributed (Distributions in Excess of) Net Investment Income                                         (19)
  Accumulated Net Realized Gain (Loss)                                                                 (18,774)
  Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations               16,654
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $    63,301
==============================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             THE TURKISH INVESTMENT FUND, INC.

                                             Financial Statements

                                                                                                                    YEAR ENDED
                                                                                                              OCTOBER 31, 2004
STATEMENT OF OPERATIONS                                                                                                  (000)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                                                                     $          946
  Interest                                                                                                                   2
==============================================================================================================================
      TOTAL INVESTMENT INCOME                                                                                              948
==============================================================================================================================
EXPENSES
  Investment Advisory Fees                                                                                                 486
  Custodian Fees                                                                                                           101
  Professional Fees                                                                                                         69
  Administrative Fees                                                                                                       44
  Stockholder Reporting Expenses                                                                                            38
  Stockholder Servicing Fees                                                                                                15
  Directors' Fees and Expenses                                                                                              15
  Other Expenses                                                                                                            52
==============================================================================================================================
    TOTAL EXPENSES                                                                                                         820
==============================================================================================================================
      NET INVESTMENT INCOME (LOSS)                                                                                         128
==============================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                                           15,712
  Foreign Currency Transactions                                                                                           (194)
==============================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                                            15,518
==============================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                            7,593
  Foreign Currency Translations                                                                                             (3)
==============================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                                     7,590
==============================================================================================================================
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                     23,108
==============================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $       23,236
==============================================================================================================================

                                                                                                YEAR ENDED          YEAR ENDED
                                                                                          OCTOBER 31, 2004    OCTOBER 31, 2003
STATEMENT OF CHANGES IN NET ASSETS                                                                   (000)               (000)
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net Investment Income (Loss)                                                              $          128      $          124
  Net Realized Gain (Loss)                                                                          15,518               6,596
  Change in Unrealized Appreciation (Depreciation)                                                   7,590               8,787
==============================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 23,236              15,507
==============================================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                                               (111)                 --
==============================================================================================================================
Capital Share Transactions:
  Reinvestment of Distributions (245 shares in 2004)                                                     3                  --
  Repurchase of Shares (30,685 shares in 2003)                                                          --                (142)
==============================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                      3                (142)
==============================================================================================================================
  TOTAL INCREASE (DECREASE)                                                                         23,128              15,365
==============================================================================================================================
Net Assets:
  Beginning of Period                                                                               40,173              24,808
==============================================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
    INCOME OF $(19) AND $91, RESPECTIVELY)                                                  $       63,301      $       40,173
==============================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             THE TURKISH INVESTMENT FUND, INC.

                                             Financial Highlights

SELECTED PER SHARE DATA AND RATIOS

                                                                                  YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------------
                                                                 2004          2003        2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    7.15     $    4.39    $    4.23     $   17.69     $    9.52
------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       0.02+         0.02+       (0.03)         0.06         (0.12)
Net Realized and Unrealized Gain (Loss) on Investments             4.11          2.74         0.18        (10.30)         8.03
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               4.13          2.76         0.15        (10.24)         7.91
------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                           (0.02)           --        (0.00)#          --         (0.03)
  Net Realized Gain                                                  --            --           --         (3.23)           --
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.02)           --        (0.00)#       (3.23)        (0.03)
------------------------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Share Repurchase Program                     --          0.00#        0.01          0.01          0.29
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $   11.26     $    7.15    $    4.39     $    4.23     $   17.69
==============================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD                         $   11.68     $    7.36    $    4.07     $    4.41     $   13.38
==============================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                                    58.99%        80.84%       (7.64)%      (55.14)%       63.60%
  Net Asset Value (1)                                             57.99%        62.64%        3.86%       (67.47)%       86.09%
==============================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                         $  63,301     $  40,173    $  24,808     $  25,718     $ 108,138
------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                            1.58%         1.85%        1.86%@        1.94%         1.26%
Ratio of Net Investment Income (Loss) to Average Net Assets        0.25%         0.41%       (0.49)%        0.83%        (0.57)%
Portfolio Turnover Rate                                             109%          173%         164%          163%          155%
------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
@ The effect of the reversal of the deferred directors' fees in fiscal year 2002 was to decrease the expense ratio by 0.23%.
+    Per share amount is based on average shares outstanding.
#    Amount is less than $0.005 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             THE TURKISH INVESTMENT FUND, INC.

                                             October 31, 2004

NOTES TO FINANCIAL STATEMENTS

The Turkish Investment Fund, Inc. (the "Fund") was incorporated in Maryland on September 27, 1988 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities of Turkish corporations.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

     All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

     Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in Turkish lira are translated into U.S. dollars at the mean of the bid and asked prices of such currency against U.S. dollars last quoted by a major bank as follows:

     --investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

     --investment transactions and investment income at the prevailing rate of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rate and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in the foreign exchange rate from the fluctuations arising from

                                             THE TURKISH INVESTMENT FUND, INC.

                                             October 31, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A significant portion of the Fund's net assets consists of equity securities denominated in Turkish lira. Changes in currency exchange rates will affect the value of and investment income from securities. Turkish securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, Turkish securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (the "Advisers") provide investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, advisory fees are computed weekly and payable monthly at an annual rate of 0.95% of the Fund's first $50 million of average weekly net assets, 0.75% of the next $50 million of average weekly net assets and 0.55% of average weekly net assets in excess of $100 million.

C. ADMINISTRATIVE FEES: Until November 1, 2004, JPMorgan Chase Bank, through its corporate affiliate, J.P. Morgan Investor Services Co. ("JPMIS"), provided administrative services to the Fund under an Administration Agreement. JPMIS was paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund was charged for certain out-of-pocket expenses incurred by JPMIS on its behalf.

Effective November 1, 2004, Morgan Stanley Investment Management Inc. (MSIM) serves as Administrator to the Fund pursuant to a New Administration Agreement. Under the New Administration Agreement, the new administration fee will be 0.08% of the Fund's average weekly net assets. MSIM has agreed to cap the new administration fee so that it will be no greater than the old administration fee of 0.02435% of the Fund's average

                                             THE TURKISH INVESTMENT FUND, INC.

                                             October 31, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

weekly net assets plus $24,000 per annum. Expenses covered by the new administration fee will change. Administration costs (including out-of-pocket expenses incurred in the ordinary course of providing services under the Agreement, which were previously borne by the Fund), except pricing services and extraordinary expenses, will now be covered under the new administration fee. JPMIS will continue to provide fund accounting and other services pursuant to a sub-administration agreement with MSIM and receives compensation for these services.

D. CUSTODIAN FEES: JPMorgan Chase Bank serves as custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2003 was as follows:

          2004 DISTRIBUTIONS                        2003 DISTRIBUTIONS
              PAID FROM:                                PAID FROM:
                (000)                                      (000)
------------------------------------   ----------------------------------------
                           LONG-TERM                                  LONG-TERM
      ORDINARY               CAPITAL           ORDINARY                 CAPITAL
        INCOME                  GAIN             INCOME                    GAIN
-------------------------------------------------------------------------------
     $     111             $      --           $     --               $      --

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences are primarily due to treatment of foreign currency gains/losses and net investment losses. Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At October 31, 2004, the components of distributable earnings on a tax basis were as follows:

                UNDISTRIBUTED                         UNDISTRIBUTED
               ORDINARY INCOME                    LONG-TERM CAPITAL GAIN
                    (000)                                (000)
-------------------------------------------------------------------------------
                    $  --                                $  --

At October 31, 2004, the U.S. Federal income tax cost basis of investments (excluding foreign currency if applicable) was $47,346,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $16,567,000, of which $17,064,000 related to appreciated securities and $497,000 related to depreciated securities.

At October 31, 2004, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $18,683,000 available to offset future capital gains which will expire on October 31, 2010.

During the year ended October 31, 2004, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $15,675,000.

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Effective April 24, 2003, Turkish withholding tax is no longer assessed on dividend payments made to foreign institutional investors with local tax representation and that hold greater than 25% of their portfolio in Turkish equity securities. On October 31, 2004, the Fund met both of these requirements thus there will be no accrual for withholding expense.

F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. OTHER: During the year ended October 31, 2004, the Fund made purchases and sales totaling $56,413,000 and $56,098,000, respectively, of investment securities other than long-term U.S.

                                             THE TURKISH INVESTMENT FUND, INC.

                                             October 31, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

During the year ended October 31, 2004, the Fund incurred $2,100 of brokerage commissions with Morgan Stanley & Co., Incorporated, an affiliate of the Advisers.

On September 15, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares trade from their net asset value. For the year ended October 31, 2004, the Fund did not repurchase shares. From the inception of the program through October 31, 2004, the Fund has repurchased 1,427,394 of its shares at an average discount of 17.25% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On December 15, 2003 the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.0197 per share, derived from net investment income, payable on January 9, 2004, to stockholders of record on December 24, 2003.

FEDERAL TAX INFORMATION (UNAUDITED)

The Turkish Investment Fund, Inc. designates the maximum amount of qualified dividend income for the tax year ended October 31, 2004.

REPORTING TO STOCKHOLDERS

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund stockholders and makes these reports available on its public website, www.morganstanley.com. The Fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to stockholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at www.sec.gov.

                                             THE TURKISH INVESTMENT FUND, INC.

                                             October 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

TO THE STOCKHOLDERS AND BOARD OF DIRECTORS OF
THE TURKISH INVESTMENT FUND, INC.

We have audited the accompanying statement of assets and liabilities of The Turkish Investment Fund, Inc. (the "Fund"), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Turkish Investment Fund, Inc. at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                       /s/ Ernst & Young LLP


Boston, Massachusetts
December 10, 2004

                                             THE TURKISH INVESTMENT FUND, INC.

                                             October 31, 2004

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

Independent Directors:

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS IN
                                       TERM OF                                           FUND
                                       OFFICE AND                                        COMPLEX
                           POSITION(S) LENGTH OF                                         OVERSEEN
NAME, AGE AND ADDRESS OF   HELD WITH   TIME       PRINCIPAL OCCUPATION(S) DURING PAST    BY            OTHER DIRECTORSHIPS HELD BY
DIRECTOR                   REGISTRANT  SERVED*    5 YEARS                                DIRECTOR**    DIRECTOR
-------------------------- ----------- ---------- -------------------------------------- ------------- -----------------------------
Michael Bozic (63)         Director    Director   Private Investor; Director or Trustee  208           Director of Weirton Steel
c/o Kramer Levin Naftalis              since      of the Retail Funds (since April 1994)               Corporation.
& Frankel LLP                          2003       and the Institutional Funds (since
Counsel to the Independent                        July 2003); formerly Vice Chairman of
Directors                                         Kmart Corporation (December
919 Third Avenue                                  1998-October 2000), Chairman and Chief
New York, NY 10022                                Executive Officer of Levitz Furniture
                                                  Corporation (November 1995-November
                                                  1998) and President and Chief
                                                  Executive Officer of Hills Department
                                                  Stores (May 1991-July 1995); formerly
                                                  variously Chairman, Chief Executive
                                                  Officer, President and Chief Operating
                                                  Officer (1987-1991) of the Sears
                                                  Merchandise Group of Sears Roebuck &
                                                  Co.

Edwin J. Garn (72)         Director    Director   Managing Director of Summit Ventures   208           Director of Franklin Covey
c/o Summit Ventures LLC                since      LLC; Director or Trustee of the Retail               (time management systems),
One Utah Center                        2003       Funds (since January 1993) and the                   BMW Bank of North America,
201 South Main Street                             Institutional Funds (since July 2003);               Inc. (industrial loan
Salt Lake City,                                   member of the Utah Regional Advisory                 corporation), United Space
UT 84111-2215                                     Board of Pacific Corp.; formerly                     Alliance (joint venture
                                                  United States Senator (R- Utah)                      between Lockheed Martin and
                                                  (1974-1992) and Chairman, Senate                     The Boeing Company) and
                                                  Banking Committee (1980-1986), Mayor                 Nuskin Asia Pacific
                                                  of Salt Lake City, Utah (1971-1974),                 (multilevel marketing);
                                                  Astronaut, Space Shuttle Discovery                   member of the board of
                                                  (April 12-19, 1985), and Vice                        various civic and charitable
                                                  Chairman, Huntsman Corporation                       organizations.
                                                  (chemical company).

Wayne E. Hedien (70)       Director    Director   Retired; Director or Trustee of the    208           Director of the PMI Group
c/o Kramer Levin Naftalis              since      Retail Funds (since September 1997)                  Inc. (private mortgage
& Frankel LLP                          2003       and the Institutional Funds (since                   insurance); Trustee and Vice
Counsel to the Independent                        July 2003); formerly associated with                 Chairman of The Field Museum
Directors                                         the Allstate Companies (1966-1994),                  of Natural History; director
919 Third Avenue                                  most recently as Chairman of The                     of various other business
New York, NY 10022                                Allstate Corporation (March                          and charitable
                                                  1993-December 1994) and Chairman and                 organizations.
                                                  Chief Executive Officer of its
                                                  wholly-owned subsidiary, Allstate
                                                  Insurance Company (July 1989- December
                                                  1994).

Dr. Manuel H. Johnson (55) Director    Director   Senior Partner, Johnson Smick          208           Director of NVR, Inc. (home
c/o Johnson Smick                      since      International, Inc., a consulting                    construction); Chairman and
International, Inc.                    2003       firm; Chairman of the Audit Committee                Trustee of the Financial
2099 Pennsylvania Avenue,                         and Director or Trustee of the Retail                Accounting Foundation
NW Suite 950                                      Funds (since July 1991) and the                      (oversight organization of
Washington, D.C. 20006                            Institutional Funds (since July 2003);               the Financial Accounting
                                                  Co-Chairman and a founder of the                     Standards Board); Director
                                                  Group of Seven Council (G7C), an                     of RBS Greenwich Capital
                                                  international economic commission;                   Holdings (financial holdings
                                                  formerly Vice Chairman of the Board of               company).
                                                  Governors of the Federal Reserve
                                                  System and Assistant Secretary of the
                                                  U.S. Treasury.

Joseph J. Kearns (62)      Director    Director   President, Kearns & Associates LLC     209           Director of Electro Rent
c/o Kearns & Associates                since      (investment consulting); Deputy                      Corporation (equipment
LLC                                    1994       Chairman of the Audit Committee and                  leasing), The Ford Family
PMB754                                            Director or Trustee of the Retail                    Foundation and the UCLA
23852 Pacific Coast Hwy.                          Funds (since July 2003) and the                      Foundation.
Malibu, CA 90265                                  Institutional Funds (since August
                                                  1994); previously Chairman of the
                                                  Audit Committee of the Institutional
                                                  Funds (October 2001- July 2003);
                                                  formerly CFO of the J. Paul Getty
                                                  Trust.

Michael Nugent (68)        Director    Director   General Partner of Triumph Capital,    208           Director of various business
c/o Triumph Capital, L.P.              since      L.P., a private investment                           organizations.
445 Park Avenue, 10th                  2001       partnership; Chairman of the Insurance
Floor                                             Committee and Director or Trustee of
New York, NY 10022                                the Retail Funds (since July 1991) and
                                                  the Institutional Funds (since July
                                                  2001); formerly Vice President,
                                                  Bankers Trust Company and BT Capital
                                                  Corporation (1984-1988).

Fergus Reid (72)           Director    Director   Chairman of Lumelite Plastics          209           Trustee and Director of
c/o Lumelite Plastics                  since      Corporation; Chairman of the                         certain investment companies
Corporation                            2001       Governance Committee and Director or                 in the J.P. Morgan Funds
85 Charles Coleman Blvd.                          Trustee of the Retail Funds (since                   complex managed by J.P.
Pawling, NY 12564                                 July 2003) and the Institutional Funds               Morgan Investment Management
                                                  (since June 1992).                                   Inc.

                                             THE TURKISH INVESTMENT FUND, INC.

                                             October 31, 2004

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Interested Directors:

                                            TERM OF                                                NUMBER OF
                                            OFFICE AND                                             PORTFOLIOS IN
                                            LENGTH OF                                              FUND COMPLEX
NAME, AGE AND ADDRESS OF   POSITION(S) HELD TIME                                                   OVERSEEN BY   OTHER DIRECTORSHIPS
DIRECTOR                   WITH REGISTRANT  SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS DIRECTOR**    HELD BY DIRECTOR
-------------------------- ---------------- ---------- ------------------------------------------- ------------- -------------------
Charles A. Fiumefreddo     Chairman of the  Chairman   Chairman and Director or Trustee of         208           None
(71)                       Board and        and        the Retail Funds (since July 1991) and
c/o Morgan Stanley Funds   Director         Director   the Institutional Funds (since July
Harborside Financial                        since      2003); formerly Chief Executive
Center                                      2003       Officer of the Retail Funds (until
Plaza Two 3rd Floor                                    September 2002).
Jersey City, NJ 07311

James F. Higgins (56)      Director         Director   Director or Trustee of the Retail           208           Director of AXA
c/o Morgan Stanley Funds                    since      Funds (since June 2000) and the                           Financial, Inc.
Harborside Financial                        2003       Institutional Funds (since July 2003);                    and The Equitable
Center                                                 Senior Advisor of Morgan Stanley                          Life Assurance
Plaza Two 2nd Floor                                    (since August 2000); Director of                          Society of the
Jersey City, NJ 07311                                  Morgan Stanley Distributors Inc. and                      United States
                                                       Dean Witter Realty Inc.; previously                       (financial
                                                       President and Chief Operating Officer                     services).
                                                       of the Private Client Group of Morgan
                                                       Stanley (May 1999-August 2000), and
                                                       President and Chief Operating Officer
                                                       of Individual Securities of Morgan
                                                       Stanley (February 1997-May 1999).

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

Officers:

                                                            TERM OF OFFICE AND
                                           POSITION(S) HELD LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER WITH REGISTRANT  SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------ ---------------- ------------------ ---------------------------------------------------
Mitchell M. Merin (51)                     President        President          President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management Inc.                   since 2003         Stanley Investment Management Inc.; President,
1221 Avenue of the Americas 33rd Floor                                         Director and Chief Executive Officer of Morgan
New York, NY 10020                                                             Stanley Investment Advisors Inc. and Morgan Stanley
                                                                               Services Company Inc.; Chairman and Director of
                                                                               Morgan Stanley Distributors Inc.; Chairman and
                                                                               Director of Morgan Stanley Trust; Director of
                                                                               various Morgan Stanley subsidiaries; President of
                                                                               the Institutional Funds (since July 2003) and
                                                                               President of the Retail Funds (since May 1999);
                                                                               Trustee (since July 2003) and President (since
                                                                               December 2002) of the Van Kampen Closed-End Funds;
                                                                               Trustee (since May 1999) and President (since
                                                                               October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (65)                     Executive Vice   Executive Vice     Principal Executive Officer--Office of the Funds
Morgan Stanley Investment Management Inc.  President and    President and      (since November 2003); Managing Director of Morgan
1221 Avenue of the Americas 34th Floor     Principal        Principal          Stanley & Co. Incorporated, Managing Director of
New York, NY 10020                         Executive        Executive          Morgan Stanley; Managing Director, Chief
                                           Officer          Officer since      Administrative Officer and Director of Morgan
                                                            2003               Stanley Investment Advisors Inc. and Morgan Stanley
                                                                               Services Company Inc.; Chief Executive Officer and
                                                                               Director of Morgan Stanley Trust; Managing Director
                                                                               and Director of Morgan Stanley Distributors Inc.;
                                                                               Executive Vice President and Principal Executive
                                                                               Officer of the Retail Funds (since April 2003) and
                                                                               the Institutional Funds (since July 2003);
                                                                               previously President and Director of the
                                                                               Institutional Funds (March 2001 - July 2003) and
                                                                               Chief Global Operations Officer and Managing
                                                                               Director of Morgan Stanley Investment Management
                                                                               Inc.

Joseph J. McAlinden (61)                   Vice President   Vice President     Managing Director and Chief Investment Officer of
Morgan Stanley Investment Management Inc.                   since 2003         Morgan Stanley Investment Advisors Inc. and Morgan
1221 Avenue of the Americas 33rd Floor                                         Stanley Investment Management Inc.; Director of
New York, NY 10020                                                             Morgan Stanley Trust; Chief Investment Officer of
                                                                               the Van Kampen Funds; Vice President of the
                                                                               Institutional Funds (since July 2003) and the
                                                                               Retail Funds (since July 1995).

                                             THE TURKISH INVESTMENT FUND, INC.

                                             October 31, 2004

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Officers: (cont'd)

                                                            TERM OF OFFICE AND
                                           POSITION(S) HELD LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER WITH REGISTRANT  SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------ ---------------- ------------------ ---------------------------------------------------
Barry Fink (49)                            Vice President   Vice President     General Counsel (since May 2000) and Managing
Morgan Stanley Investment Management Inc.                   since 2003         Director (since December 2000) of Morgan Stanley
1221 Avenue of the Americas 22nd Floor                                         Investment Management; Managing Director (since
New York, NY 10020                                                             December 2000), Secretary (since February 1997) and
                                                                               Director (since July 1998) of Morgan Stanley
                                                                               Investment Advisors Inc. and Morgan Stanley
                                                                               Services Company Inc.; Vice President and General
                                                                               Counsel of the Retail Funds; Assistant Secretary of
                                                                               Morgan Stanley DW Inc.; Vice President of the
                                                                               Institutional Funds (since July 2003); Managing
                                                                               Director, Secretary and Director of Morgan Stanley
                                                                               Distributors Inc.; previously Secretary of the
                                                                               Retail Funds (February 1997- July 2003) and Vice
                                                                               President and Assistant General Counsel of Morgan
                                                                               Stanley Investment Advisors Inc. and Morgan Stanley
                                                                               Services Company Inc. (February 1997- December
                                                                               2001).

Amy R. Doberman (42)                       Vice President   Vice President     Managing Director and General Counsel - U.S.
Morgan Stanley Investment Management Inc.                   since July 2004    Investment Management; Managing Director of the
1221 Avenue of the Americas 22nd Floor                                         Investment Manager and Morgan Stanley Investment
New York, NY 10020                                                             Advisor Inc.; Vice President of the Institutional
                                                                               and Retail Funds (since July 2004); previously,
                                                                               Managing Director and General Counsel - Americas,
                                                                               UBS Global Asset Management (July 2000-July 2004)
                                                                               and General Counsel, Aeltus Investment Management,
                                                                               Inc. (January 1997-July 2000).

Carsten Otto (41)                          Chief Compliance Chief Compliance   Executive Director and U.S. Director of Compliance
Morgan Stanley Investment Management Inc.  Officer          Officer since      for Morgan Stanley Investment Management (since
1221 Avenue of the Americas 22nd Floor                      2004               October 2004); Executive Director of Morgan Stanley
New York, NY 10020                                                             Investment Advisors Inc. and Morgan Stanley
                                                                               Investment Management Inc.; formerly Assistant
                                                                               Secretary and Assistant General Counsel of the
                                                                               Morgan Stanley Retail Funds.

Stefanie V. Chang (38)                     Vice President   Vice President     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                   since 2001         Incorporated, Morgan Stanley Investment Management
1221 Avenue of the Americas 22nd Floor                                         Inc. and Morgan Stanley Investment Advisors Inc.;
New York, NY 10020                                                             Vice President of the Institutional Funds and the
                                                                               Retail Funds; formerly practiced law with the New
                                                                               York law firm of Rogers & Wells (now Clifford
                                                                               Chance US LLP).

James W. Garrett (35)                      Treasurer and    Treasurer since    Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.  Chief            2002 CFO since     Incorporated, Morgan Stanley Investment Management
1221 Avenue of the Americas 34th Floor     Financial        2003               Inc.; Treasurer and Chief Financial Officer of the
New York, NY 10020                         Officer                             Institutional Funds; Previously with
                                                                               PriceWaterhouse LLP (now PriceWaterhouseCoopers
                                                                               LLP).

Michael J. Leary (38)                      Assistant        Assistant          Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.          Treasurer        Treasurer since    Administration, J.P. Morgan Investor Services Co.
73 Tremont Street                                           2003               (formerly Chase Global Funds Company); formerly
Boston, MA 02108                                                               Audit Manager at Ernst & Young LLP.

Mary E. Mullin (37)                        Secretary        Secretary since    Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                   2001               Incorporated, Morgan Stanley Investment Management
1221 Avenue of the Americas 22nd Floor                                         Inc. and Morgan Stanley Investment Advisors Inc.;
New York, NY 10020                                                             Secretary of the Institutional Funds (since June
                                                                               1999) and the Retail Funds (since July 2003);
                                                                               formerly practiced law with the New York law firms
                                                                               of McDermott, Will & Emery and Skadden, Arps,
                                                                               Slate, Meagher & Flom LLP.

* Each Officer serves an indefinite term, until his or her successor is elected.

                                             THE TURKISH INVESTMENT FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

    Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

    Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

    The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

    In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

    Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

The Turkish Investment Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)    Not applicable.

      (3)    Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

          2004                 REGISTRANT        COVERED ENTITIES(1)
AUDIT FEES                     $  41,640         N/A

NON-AUDIT FEES
    AUDIT-RELATED FEES         $                 $    115,000(2)
    TAX FEES                   $   2,700(3)      $     42,141(4)
    ALL OTHER FEES             $                 $    140,435(5)
TOTAL NON-AUDIT FEES           $   2,700         $    297,576

TOTAL                          $  44,340         $    297,576

          2003                 REGISTRANT        COVERED ENTITIES(1)
AUDIT FEES                     $  39,655         N/A

NON-AUDIT FEES
    AUDIT-RELATED FEES         $                 $     93,000(2)
    TAX FEES                   $   2,575(3)      $     70,314(4)
    ALL OTHER FEES             $                 $    262,325(6)
TOTAL NON-AUDIT FEES           $                 $    425,639

TOTAL                          $  42,230         $    425,639

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax returns.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards.

(6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

-    Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

-    Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

-    Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-    Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-    Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-    All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-    Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

-    Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

-    Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

-    Covered Entities

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      MORGAN STANLEY INVESTMENT MANAGEMENT
                       PROXY VOTING POLICY AND PROCEDURES

I.   POLICY STATEMENT

INTRODUCTION - Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

PROXY RESEARCH SERVICES - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

VOTING PROXIES FOR CERTAIN NON-US COMPANIES - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.  GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III. GUIDELINES

A.   MANAGEMENT PROPOSALS

     1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

          Selection or ratification of auditors.

          Approval of financial statements, director and auditor reports.

          Election of Directors.

          Limiting Directors' liability and broadening indemnification of Directors.

          - Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

          - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

          Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

          General updating/corrective amendments to the charter.

          Elimination of cumulative voting.

          Elimination of preemptive rights.

          Provisions for confidential voting and independent tabulation of voting results.

          Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

     2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

          CAPITALIZATION CHANGES

          Capitalization changes that eliminate other classes of stock and voting rights.

          Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

          Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

          Proposals for share repurchase plans.

          Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

          Proposals to effect stock splits.

          Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

          COMPENSATION

          Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

          Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

          Establishment of Employee Stock Option Plans and other employee ownership plans.

          ANTI-TAKEOVER MATTERS

          - Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

          -  Adoption of anti-greenmail provisions provided that the proposal:
             (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

     3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted AGAINST (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

          - Capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

          - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

          -  Creation of "blank check" preferred stock.

          -  Changes in capitalization by 100% or more.

          - Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

          - Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

          -  Proposals to indemnify auditors.

     4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

          CORPORATE TRANSACTIONS

          - Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

          - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

          - Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

          Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

             (i)    Whether the stock option plan is incentive based;

             (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

             (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

          ANTI-TAKEOVER PROVISIONS

          Proposals requiring shareholder ratification of poison pills.

          Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.   SHAREHOLDER PROPOSALS

     1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

          -  Requiring auditors to attend the annual meeting of shareholders.

          - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

          - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

          -  Confidential voting.

          -  Reduction or elimination of supermajority vote requirements.

     2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

          -  Proposals that limit tenure of directors.

          -  Proposals to limit golden parachutes.

          - Proposals requiring directors to own large amounts of stock to be eligible for election.

          -  Restoring cumulative voting in the election of directors.

          - Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

          -  Proposals that limit retirement benefits or executive compensation.

          -  Requiring shareholder approval for bylaw or charter amendments.

          - Requiring shareholder approval for shareholder rights plan or poison pill.

          -  Requiring shareholder approval of golden parachutes.

          -  Elimination of certain anti-takeover related provisions.

          -  Prohibit payment of greenmail.

     3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

          - Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a

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             non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

          - Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

          - Proposals that require inappropriate endorsements or corporate actions.

IV.  ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.   PROXY REVIEW COMMITTEE

     1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

          (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

          (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

               (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

          (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters

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               for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

          (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

          (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

          (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

Item 8. Closed-End Fund Repurchases

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Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.